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March 1, 2002

Keith O'Connell
Securities & Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:
T. Rowe Price Index Trust, Inc.
  T. Rowe Price Equity Index 500 Fund
  T. Rowe Price Extended Equity Market Index Fund
  T. Rowe Price Total Equity Market Index Fund
File Nos. 033-32859/811-5986

Dear Mr. O'Connell:

This letter accompanies our filing of the above-referenced Funds' prospectus under Rule 497(e) of the Securities Act of 1933. There are no changes to the Funds' prospectus that was filed under Rule 485(b) on February 27, 2002.

The prospectus went effective automatically on March 1, 2002.

Sincerely,
/s/Tawanda L. Cottman
Tawanda L. Cottman